UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21261

Rydex ETF Trust
(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500 Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Richard Goldman Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	October 31, 2010

Date of reporting period:	October 31, 2010

*Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2010, originally filed with the Securities and Exchange Commission on January 10, 2011 (Accession Number 0000950123-11-001574) to amend Item 1 “Reports to Stockholders;” Item 2 "Code of Ethics;" and Item 5 "Audit Committee of Listed Registrants."  The purpose of this amendment is to supplement the Annual Shareholder Reports for the Rydex ETF Trust.

Items 1 (supplemented further herein), 3, 4, and 6 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on January 10, 2011 (Accession Number 0000950123-11-001574).

RYDEX ETF TRUST

Supplement dated March 7, 2011
to the Annual Report to Shareholders dated October 31, 2010 (“Annual Report”)

This Supplement updates certain information contained in the above-dated Annual Report for the Rydex ETF Trust (the "Fund").

The following section is added after the section Information on Board of Trustees and Officers, on page 31:

Board Considerations in Approving the Continuation of the Advisory Agreement

At an in-person meeting of the Trust’s Board of Trustees held on January 28, 2010, called for the purpose of, among other things, voting on the approval of the investment advisory agreement applicable to the series of the Trust (the “Funds”), the Trust’s Board of Trustees, including the Independent Trustees, unanimously approved the continuation for a two-year period the investment advisory agreement between the Trust and Rydex Advisors, LLC (formerly, PADCO Advisors, Inc., and referred to herein as “Rydex”).  In reaching this conclusion, the Trustees requested and obtained from Rydex such information as the Trustees deemed reasonably necessary to evaluate the proposed renewal of the agreement.  The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.

In considering the approval of the investment advisory agreements, the Independent Trustees evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by Rydex; (2) the investment performance of the Funds and Rydex; (3) the costs of services provided by Rydex and the profits derived by Rydex from its relationship with the Funds; (4) a comparison of each Funds’ expense ratios and those of similarly situated funds; (5) benefits (such as soft dollars) to Rydex and its affiliates from their relationship with the Funds (and any corresponding benefits to the Funds); (6) other factors the Board deemed to be relevant.  The Board also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Trustees by their independent legal counsel and the Trustees’ own business judgment, to be relevant. Following its review, the Trust’s Board determined that the investment advisory agreement will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Trustees, including the Independent Trustees, unanimously approved the renewal of the investment advisory agreements based upon the following considerations, among others:

●
The nature, extent and quality of the advisory services to be provided. The Board of Trustees concluded that Rydex is capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided in the past, Rydex’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by Rydex, the professional qualifications and experience of Rydex and Rydex’s investment and management oversight processes. The Trustees also determined that Rydex proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

●
The investment performance of the Fund. With respect to the Funds, the Trustees concluded that Rydex had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods.

●
The cost of advisory services provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by Rydex for investment advisory and other services, and the estimated profitability of Rydex’s relationship with the Funds, the Board concluded that the level of investment advisory fees and Rydex’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and Rydex and its affiliates. The Trustees determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

●
Whether the advisory fees reflect economies of scale. The Trustees concluded that the Funds’ investment advisory fees appropriately reflect the current economic environment for Rydex and the competitive nature of the mutual fund market.

●
The extent to which economies of scale will be realized as the Fund grows. While the Funds’ investment advisory fees do not reduce should fund assets grow meaningfully, the Trustees determined that the investment advisory fees payable by the funds already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper) and Rydex’s estimated profitability at current or foreseeable asset levels. The Trustees also considered that they will have the opportunity to periodically re-examine whether each Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to Rydex in the future.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Directors, concluded that the terms of the management agreements for the Funds were reasonable, and that approval of the management agreement was in the best interests of the Funds.

Item 2 is replaced with the following:

Item 2. Code of Ethics.
The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

Item 5 is replaced with the following:

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately standing Audit Committee, which includes the following independent members: John O. Demaret, Corey A. Colehour, Roger Somers, J. Kenneth Dalton, Patrick T. McCarville, Thomas F. Lydon, and Werner E. Keller.

You may obtain a copy of the Fund’s Annual Report free of charge, upon request, by calling toll-free 1-800-820-0888, by visiting the Fund’s website at http://www.rydex-sgi.com/service/prospectuses_reports.shtml, or by writing to Rydex Distributors, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Item 12. Exhibits.

(a)(2)
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATIONS

I, Richard M. Goldman, certify that:

1.	I have reviewed this report on Form N-CSR/A of Rydex ETF Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors:

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	March 7, 2011	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

EX.-12(a)(2)(ii)
CERTIFICATIONS

I, Nick Bonos, certify that:

1.	I have reviewed this report on Form N-CSR/A of Rydex ETF Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors:

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	March 7, 2011	/s/ NICK BONOS
Nick Bonos, Vice President and Treasurer

EX. 12(b)(i)
CERTIFICATIONS

I, Richard Goldman, President of Rydex ETF Trust (the “Trust”) certify that:

1.	The Form N-CSR/A of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated:  March 7, 2011

/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

EX. 12(b)(ii)
CERTIFICATIONS

I, Nick Bonos, Treasurer of Rydex ETF Trust (the “Trust”) certify that:

1.	The Form N-CSR/A of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated:  March 7, 2011

/s/ NICK BONOS
Nick Bonos, Vice President and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	March 7, 2011

By:	/s/ NICK BONOS
Nick Bonos, Vice President and Treasurer

Date:	March 7, 2011